Accounting policies (Details) - Schedule of new accounting standards and amendments to standards	12 Months Ended
Dec. 31, 2022
IAS 16 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Property, plant and equipment: Proceeds before in-tended use - Amendments to IAS 16
Effective date	Jan. 01, 2022
IAS 37 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Amendments to IAS 37: Onerous contracts - cost of fulfilling a contract
Effective date	Jan. 01, 2022
IAS 41, IFRS 1, IFRS 9, IFRS 16 Annual improvements 2018 - 2020 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Annual improvements to IAS 41 - Agriculture, IFRS 1 - First-time adoption of IFRS, IFRS 9 - Financial instruments, IFRS 16 - Leases
Effective date	Jan. 01, 2022
IFRS 3 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Amendments to IFRS 3: Reference to the conceptual framework
Effective date	Jan. 01, 2022
IFRS 17 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Insurance contracts
Effective date	Jan. 01, 2023
IAS 8 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Amendments to IAS 8 – Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates
Effective date	Jan. 01, 2023
IAS 12 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Amendments to IAS 12: Income Taxes: Deferred tax related to assets and liabilities arising from a single transaction
Effective date	Jan. 01, 2023
IFRS 16 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Amendments to IFRS 16 – Leases: Liability in a sale and leaseback
Effective date	Jan. 01, 2024
IAS 1 one [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Amendments to IAS 1: Presentation of financial statements: Classification of liabilities as current or non-current
Effective date	Jan. 01, 2024
IAS 1 [Member]
Accounting policies (Details) - Schedule of new accounting standards and amendments to standards [Line Items]
Name	Amendments to IAS 1: Presentation of financial statements: Non-current liabilities with covenants
Effective date	Jan. 01, 2024